Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Lease Cost

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31,
	2025	2024
Operating lease right-of-use assets	$106,530	$205,532

Lease liability – current	$60,066	$152,134
Lease liability – noncurrent	51,213	55,582
Lease liability	$111,279	$207,716

Schedule of Present Value of Operating Lease Payments

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2025 to the present value of its operating lease payments:

As of December 31, 2025
For the year ending December 31,
2026	$62,162
2027	51,802
Total undiscounted operating lease payments	113,964
Less: imputed interest	(2,685)
Present value of operating lease liabilities	$111,279